Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model (Details)	12 Months Ended
Jan. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 1	0.61%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 2	0.05%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 3	2.34
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 4	0.36
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 5	147.42%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 6	212.64%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 7	4.80
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 8	3.20
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 9	0.00%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 10	0.00%